LEASING - Nature of the Groups leasing activities by type of right-of-use asset recognized on the balance sheet (Details)	12 Months Ended
Dec. 31, 2021 lease Asset
Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	12
Average remaining lease term	1 year 7 months 6 days
No. of leases with extension options	7
No. of leases with options to purchase	0
No. of leases with termination options	7
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	14
Average remaining lease term	1 year 4 months 24 days
No. of leases with extension options	13
No. of leases with options to purchase	0
No. of leases with termination options	14
Top of range | Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	6 years
Top of range | Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	3 years
Bottom of range | Land and buildings.
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Bottom of range | Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years